Derivative Financial Instruments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) item	Sep. 30, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Matured derivative contracts Foreign exchange swap agreements contract	Dec. 31, 2011 Matured derivative contracts Foreign exchange swap agreements item	Sep. 30, 2012 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($) contract	Dec. 31, 2011 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($) item	Dec. 31, 2010 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Foreign exchange swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Foreign exchange swap agreements EUR (€)	Sep. 30, 2012 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)
Notional and fair values of derivatives outstanding
Number of derivative agreements (in contracts)				2	2	2	2
Number of contracts under default for allowing master netting agreement	1
Asset Derivatives, Notional Value						$ 69,036	$ 77,946	$ 89,520				€ 1,000,000
Asset Derivatives, Fair Value	198	70	116,394			70	198	1,963		114,431	114,431
Liability Derivatives, Notional Value													365,982	480,912	625,717
Liability Derivatives, Fair Value	$ (31,756)	$ (23,910)	$ (56,244)						$ (31,756)	$ (56,244)			$ (23,910)	$ (31,756)	$ (56,244)